GOODWILL AND OTHER INTANGIBLE ASSETS - Future Estimated Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 27, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 29,017
2015	31,467
2016	30,900
2017	25,896
2018	21,723
Thereafter	$ 98,485